GOODWILL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Impairment loss	$ 15,371,643	$ 28,246,010	[1]
Goodwill impairment loss	15,371,643	20,100,000
Intangible assets impairment loss		1,084,613
Property plant and equipment impairment loss		$ 7,200,000
Discount rate						10.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Growth rate						6.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Growth rate						20.00%

[1]	Restatement details in Note 2